Share capital - Schedule of Stock Options Activity (Details) - $ / shares		9 Months Ended	12 Months Ended
	Mar. 26, 2025	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2024
Schedule of Stock Options Activity [Line Items]
Weighted average exercise price, Outstanding beginning balance		$ 22.79	$ 40.2
Weighted average exercise price Forfeited		2.32	37.74
Weighted average exercise price Exercisable beginning balance		33.02	40.16
Weighted average exercise price Granted			2.32
Weighted average exercise price Cancelled			37.74
Weighted average exercise price, Outstanding ending balance		$ 25.18	$ 22.79	$ 40.2
DevvStream Corp [Member]
Schedule of Stock Options Activity [Line Items]
Number of stock options, Outstanding beginning balance		108,644	62,772
Weighted average exercise price, Outstanding beginning balance		$ 22.79	$ 40.2
Number of stock options Forfeited		(10,000)	(1,395)
Weighted average exercise price Forfeited			$ 37.74
Number of stock options Exercisable beginning balance		72,401	51,859	33,496
Weighted average exercise price Exercisable beginning balance			$ 40.16	$ 40.1
Number of stock options Granted	50,000		50,000	0
Weighted average exercise price Granted	$ 2.32		$ 2.32
Number of stock options Cancelled			(2,733)
Weighted average exercise price Cancelled			$ 37.74
Number of stock options, Outstanding ending balance		98,644	108,644	62,772
Weighted average exercise price, Outstanding ending balance			$ 22.79	$ 40.2